Cover	Aug. 19, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 19, 2026 (the “Closing Date”), reAlpha Tech Corp. (the “Company”) completed its previously announced acquisition of InstaMortgage Inc., a California corporation (“InstaMortgage”), pursuant to the Amended and Restated Agreement and Plan of Merger, dated as of August 17, 2026 (the “A&R Merger Agreement”), pursuant to which the Agreement and Plan of Merger, dated as of December 19, 2025 (the “Original Merger Agreement”), by and among the Company, reAlpha Merger Sub I, Inc., a Delaware corporation and a newly formed wholly-owned subsidiary of the Company (“Merger Sub”), InstaMortgage, Shashank Shekhar and Ankur Dhingra (Messrs. Shekhar and Dhingra together, the “Stockholders”), was amended and restated in its entirety. Pursuant to the terms of the A&R Merger Agreement, Merger Sub merged with and into InstaMortgage (the “Merger”), with InstaMortgage surviving the Merger as a wholly-owned subsidiary of the Company.
Document Period End Date	Aug. 19, 2026
Entity File Number	001-41839
Entity Registrant Name	reAlpha Tech Corp.
Entity Central Index Key	0001859199
Entity Tax Identification Number	86-3425507
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6515 Longshore Loop
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Dublin
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43017
City Area Code	707
Local Phone Number	732-5742
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AIRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false